Note 15 - Stock-based Compensation (Details) - Options Exercised (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 15 - Stock-based Compensation (Details) - Options Exercised [Line Items]
Number of options exercised (in Shares)	558,150	464,150	363,850
Aggregate fair value	$ 10,718	$ 7,467	$ 6,933
Employee Stock Option [Member]
Note 15 - Stock-based Compensation (Details) - Options Exercised [Line Items]
Number of options exercised (in Shares)	558,150	464,150	363,850
Aggregate fair value	27,973	16,780	11,198
Intrinsic value	17,223	9,313	4,265
Amount of cash received	10,750	7,467	6,933
Tax benefit recognized	$ 5,856	$ 3,148	$ 1,438